Organization and Principal Activities	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Brother Ltd. (formerly known as Urban Tea, Inc. or Delta Technology Holdings Limited) (“BTB” or the “the Company”) is a holding company that was incorporated on November 28, 2011, under the laws of the British Virgin Islands.

On February 8, 2019, the Company received the stamped Certificate of Change of Name from the British Virgin Islands Registrar of Corporate Affairs dated February 4, 2019 pursuant to which the Company’s name has been changed to “Urban Tea, Inc.” (the “first Name Change”). In addition to the first Name Change, the Company effectuated a change of its ticker symbol from “DELT” to “MYT,” (the “Symbol Change”) on February 14, 2019. As a result of the first Name Change and the Symbol Change, the Company’s CUSIP number changed to G9396G100.

On May 20, 2021, the Company received the stamped Certificate of Change of Name from the British Virgin Islands Registrar of Corporate Affairs dated May 20, 2021 pursuant to which the Company’s name has been changed from “Urban Tea, Inc.” to “Bit Brother Limited.” (the “second Name Change”). In addition to the second Name Change, the Company effectuated a change of its ticker symbol from “MYT” to “BTB,” (the “Symbol Change”) on June 16, 2021. As a result of the second Name Change and the Symbol Change, the Company’s CUSIP number changed to G1144D109.

On August 26, 2020, the Company’s board of directors approved a 1 for 10 reverse split of its ordinary shares.

On May 22, 2018, Delta Technology Holdings Limited establish a U.S. subsidiary named as Delta Technology Holdings USA Inc. Delta Technology Holdings USA Inc issued 20 shares without par value to Delta Technology Holdings Limited. In May 2021, the Delta Technology Holdings USA Inc changed its company name into Bit Brother New York Inc (“BTB NY”).

On August 28, 2018, the Company formed NTH Holdings Limited (“NTH BVI”), a wholly owned subsidiary, in British Virgin Island (“BVI”). NTH BVI is authorized to issue a maximum of 50,000 shares of one class, at par value of $1.00 per share.

On September 11, 2018, NTH BVI formed a wholly owned subsidiary, Tea Language Group Limited (“NTH HK”) in Hong Kong. On October 19, 2018, the Company, through NTH HK, established Mingyuntang (Shanghai) Tea Co. Ltd. (“Shanghai MYT”). On March 22, 2021, the Company, through NTH HK, established Qingdao Ethermainland Digital Technology Co., Ltd. (“BTB Qingdao”).

On November 19, 2018, Shanghai MYT entered into a series of variable interest entity (“VIE”) agreements with Hunan Mingyuntang Brand Management Company (“Hunan MYT”) and its shareholder Peng Fang. The VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Hunan MYT, including absolute control rights and the rights to the management, operations, assets, property and revenue of Hunan MYT. The purpose of the VIE Agreements is solely to give Shanghai MYT the exclusive control over Hunan MYT’s management and operations. Hunan MYT commenced the operation in December 2018, which was engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain.

On October 2, 2019, Shanghai MYT entered into a series of variable interest entity agreements (“39Pu VIE Agreements”) with 39Pu and three shareholders who collectively owned 51% equity interest in 39Pu. The 39Pu VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the controlling equity holder of 39Pu, including absolute control rights and the rights to the management, operations, assets, property and revenue of 39Pu. The purpose of the 39Pu VIE Agreements is solely to give Shanghai MYT the exclusive control over 39Pu’s management and operations. In exchange for the controlling interest in 39Pu, the Company is obliged to pay a cash consideration of $2.4 million and a share consideration of 1,000,000 ordinary shares of the Company, no par value (“Ordinary Shares”). In addition, a contingent cash consideration of $0.6 million and share consideration of 400,000 Ordinary Shares will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39Pu in its next fiscal year. On October 17 and 28, 2019, the Company paid share consideration of 10,000,000 Ordinary Shares and the cash consideration of $2.4 million, respectively. On January 12, 2021, 39Pu met its financial performance and the Company paid cashless consideration of 700,000 Ordinary Shares.

On April 21, 2021, Bit Brother NY acquired a wholly owned subsidiary, Futureway International Management Limited (“BTB HK”) in Hong Kong. On May 25, 2021, Bit Brother HK formed Hunan Futureway Investment Limitded (“BTB WFOE”), a wholly owned subsidiary in China.

On May 13, 2021, BTB Qingdao entered into a series of variable interest entity agreements (“BTB VIE Agreements”) with Hunan Bit Brother Holding Limited (“BTB Hunan”) and Hunan Bit Brothers Digital Technology Co., Ltd (“BTB Hunan Digital”) and all of their shareholders. The BTB VIE Agreements are designed to provide BTB Qingdao with the power, rights and obligations equivalent in all material respects to those it would possess as the controlling equity holder of both BTB Hunan and BTB Hunan Digital, including absolute control rights and the rights to the management, operations, assets, property and revenue of both BTB Hunan and BTB Hunan Digital. The purpose of the both BTB Hunan and BTB Hunan Digital VIE Agreements is solely to give BTB Qingdao the exclusive control over both BTB Hunan and BTB Hunan Digital’s management and operations.

Both BTB Hunan and BTB Hunan Digital shall conduct the Company’s planned business including but not limited to global cryptocurrency mine distribution, HashRate leasing, global cryptocurrency cross-regional payment and settlement system, cryptocurrency mining pool building and running, cryptocurrency deposit and loan, non-homogeneous tokens, and cryptocurrency exchange services. Both BTB Hunan and BTB Hunan Digital shall begin applying for the required licenses and certifications in different countries and regions.

The accompanying consolidated financial statements reflect the activities of Hunan Mingyuntang, 39Pu and each of the following holding entities:

Name	Background		Ownership
Delta Technology Holdings USA Inc. (“Urban Tea USA”)	● ● ●	A US company Incorporated on May 22, 2018 A holding company	100% owned by the Company
NTH BVI	● ● ●	A BVI company Incorporated on August 28, 2018 A holding company	100% owned by the Company
BTB HK	● ● ●	A Hong Kong company Incorporated on July 10, 2020 A holding company	100% owned by BTB NY
NTH HK	● ● ●	A Hong Kong company Incorporated on September 11, 2018 A holding company	100% owned by NTH BVI
BTB WFOE	● ● ● ●	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on May 25, 2021 Registered capital of $800 million A holding company	WOFE, 100% owned by BTB HK
Shanghai MYT	● ● ● ●	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on October 19 Registered capital of $1 million A holding company	WOFE, 100% owned by NTH HK
Qingdao BTB	● ● ● ●	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on March 22, 2021 Registered capital of $800 million A holding company	WOFE, 100% owned by NTH HK
BTB Hunan	● ● ● ●	A PRC limited liability company Incorporated on May 13, 2021 Registered capital of $7,749,761 (RMB 50 million) Engaged in specialty blockchain business	100% VIE of BTB WFOE
BTB Digital Hunan	● ● ● ●	A PRC limited liability company Incorporated on May 20, 2021 Registered capital of $7,768,450 (RMB 50 million) Engaged in specialty blockchain business	100% VIE of BTB WFOE

Hunan MYT	● ● ● ●	A PRC limited liability company
Incorporated on October 17, 2018
Registered capital of $4,330,590 (RMB 30 million)
		Engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain	100% VIE of Shanghai MYT
39Pu	● ● ● ●	A PRC limited liability company Incorporated on April 14, 2011 Registered capital of $3,522,424 (RMB 20.9 million) with registered capital fully paid-up Engaged in dark tea distribution	51% VIE of Shanghai MYT

DISPOSAL OF ELITE

On February 9, 2019, the Company, Elite Ride Limited (“Elite”), the Company’s wholly owned subsidiary, and HG Capital Group Limited, a private limited company duly organized under the laws of Hong Kong (the “Purchaser”) entered into certain Share Purchase Agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Purchaser agreed to purchase Elite in exchange for a cash purchase price of $1,750,000 (the “Consideration”).

Elite, via its 100% owned subsidiary Delta Advanced Materials Limited, a Hong Kong corporation (“Delta HK”), which, in turn, holds all the equity interests in all the operating subsidiaries in the PRC, including Jiangsu Yangtze Delta Fine Chemical Co., Ltd (“Jiangsu Delta”), and Binhai Deda Chemical Co., Ltd (“Binhai Deda”) (collectively, the “PRC Subsidiaries”).

On March 29, 2019, the shareholders of the Company approved and adopted the SPA and related transactions providing for the disposal by the Company of 100% of the outstanding capital stock of Elite.

On April 13, 2019, the Company received the $1,750,000, the necessary registration with HG Capital Group Limited received the stock certificate representing all the issued and outstanding shares of Elite and other closing conditions for the disposal were completed, including receipt of the fairness opinion. Upon closing of the disposition of Elite, the Purchaser became the sole shareholder of Elite and as a result, assumed all assets and obligations of all the subsidiaries and VIE entities owned or controlled by Elite.